Quarterly Report
March 31, 2019
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 3.0%
CACI International, Inc., “A” (a)	928	$168,914
FLIR Systems, Inc.	9,701	461,574
Harris Corp.	4,753	759,102
Northrop Grumman Corp.	2,154	580,718
		$1,970,308
Biotechnology – 1.6%
Bio-Techne Corp.	3,778	$750,122
Illumina, Inc. (a)	1,017	315,972
		$1,066,094
Broadcasting – 0.3%
Netflix, Inc. (a)	541	$192,899
Brokerage & Asset Managers – 0.9%
NASDAQ, Inc.	6,830	$597,557
Business Services – 20.0%
Cognizant Technology Solutions Corp., “A”	10,747	$778,620
Dropbox, Inc. (a)	11,093	241,828
DXC Technology Co.	26,555	1,707,752
Endava PLC, ADR (a)	19,838	545,545
Fidelity National Information Services, Inc.	10,683	1,208,247
First Data Corp. (a)	19,271	506,249
Fiserv, Inc. (a)	15,417	1,361,013
FleetCor Technologies, Inc. (a)	3,246	800,431
Global Payments, Inc.	11,149	1,522,062
Grand Canyon Education, Inc. (a)	5,669	649,157
PayPal Holdings, Inc. (a)	17,246	1,790,825
Total System Services, Inc.	12,923	1,227,814
TransUnion	7,629	509,922
Verisk Analytics, Inc., “A”	4,145	551,285
		$13,400,750
Cable TV – 0.7%
Altice USA, Inc.	22,029	$473,183
Computer Software – 17.7%
Adobe Systems, Inc. (a)	9,674	$2,578,024
Autodesk, Inc. (a)	5,856	912,482
DocuSign, Inc. (a)	4,691	243,181
Lightspeed POS, Inc. (a)	344	5,305
Microsoft Corp.	27,582	3,253,021
PTC, Inc. (a)	4,142	381,810
Red Hat, Inc. (a)	4,118	752,359
RingCentral, Inc. (a)	3,992	430,338
Salesforce.com, Inc. (a)	17,731	2,808,058
Zendesk, Inc. (a)	5,366	456,110
		$11,820,688
Computer Software - Systems – 8.1%
Apple, Inc.	8,778	$1,667,381
Constellation Software, Inc.	848	718,644
EPAM Systems, Inc. (a)	1,881	318,134
HubSpot, Inc. (a)	2,296	381,618
New Relic, Inc. (a)	3,481	343,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Pluralsight, Inc., “A” (a)	14,197	$450,613
Presidio, Inc.	37,869	560,461
Rapid7, Inc. (a)	2,622	132,699
ServiceNow, Inc. (a)	3,441	848,172
		$5,421,297
Electrical Equipment – 2.1%
Amphenol Corp., “A”	7,622	$719,822
TE Connectivity Ltd.	8,080	652,460
		$1,372,282
Electronics – 3.1%
Applied Materials, Inc.	23,468	$930,741
Microchip Technology, Inc.	13,662	1,133,399
Silicon Laboratories, Inc. (a)	373	30,161
		$2,094,301
Internet – 19.9%
Alibaba Group Holding Ltd., ADR (a)	2,530	$461,599
Alphabet, Inc., “A” (a)(s)	5,997	7,057,809
Facebook, Inc., “A” (a)	22,941	3,824,035
GoDaddy, Inc. (a)	12,961	974,538
Lyft, Inc. (a)	2,905	227,432
Spotify Technology S.A. (a)	2,204	305,915
Wix.com Ltd. (a)	3,971	479,816
		$13,331,144
Leisure & Toys – 2.1%
Activision Blizzard, Inc.	11,797	$537,117
Electronic Arts, Inc. (a)	8,670	881,132
		$1,418,249
Medical & Health Technology & Services – 0.6%
Guardant Health, Inc. (a)	5,001	$383,577
Medical Equipment – 0.1%
Senseonics Holdings, Inc. (a)	39,984	$97,961
Other Banks & Diversified Financials – 8.6%
Mastercard, Inc., “A”	11,432	$2,691,664
Visa, Inc., “A”	19,652	3,069,446
		$5,761,110
Printing & Publishing – 1.0%
IHS Markit Ltd. (a)	11,714	$637,007
Specialty Stores – 9.8%
Amazon.com, Inc. (a)(s)	3,673	$6,540,695
Total Common Stocks		$66,579,102
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.48% (v)	437,513	$437,513
Securities Sold Short – (1.1)%
Automotive – (0.9)%
Tesla, Inc.	(2,249)	$(629,405)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Network & Telecom – (0.2)%
Fortinet, Inc.	(1,399)	$(117,474)
Total Securities Sold Short		$(746,879)

Other Assets, Less Liabilities – 0.9%		591,257
Net Assets – 100.0%		$66,860,993
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $437,513 and $66,579,102, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
At March 31, 2019, the fund had cash collateral of $860,554 and other liquid securities with an aggregate value of $456,129 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$66,579,102	$—	$—	$66,579,102
Mutual Funds	437,513	—	—	437,513
Total	$67,016,615	$—	$—	$67,016,615
Securities Sold Short	$(746,879)	$—	$—	$(746,879)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,116,717	4,852,423	(5,531,627)	437,513
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$132	$38	$—	$7,833	$437,513